UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.
February 28, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 91.42%
Consumer Discretionary – 4.71%
Dollar Tree †	20,400	$2,093,856
Lowe’s	23,600	2,114,324
		4,208,180
Consumer Staples – 7.33%
Archer-Daniels-Midland	54,700	2,271,144
CVS Health	30,200	2,045,446
Mondelez International	50,800	2,230,120
		6,546,710
Diversified REITs – 0.67%
Fibra Uno Administracion	88,100	124,224
Lexington Realty Trust	23,000	183,080
Sun Hung Kai Properties	7,000	116,123
Vornado Realty Trust	2,565	170,496
		593,923
Energy – 11.35%
Chevron	18,400	2,059,328
ConocoPhillips	39,900	2,166,969
Halliburton	44,800	2,079,616
Marathon Oil	129,400	1,878,888
Occidental Petroleum	29,700	1,948,320
		10,133,121
Financials – 9.98%
Allstate	20,900	1,928,234
Bank of New York Mellon	40,700	2,321,121
BB&T	44,600	2,424,010
Marsh & McLennan	26,900	2,233,238
		8,906,603
Healthcare – 18.20%
Abbott Laboratories	38,400	2,316,672
Brookdale Senior Living †	100,500	656,265
Cardinal Health	34,400	2,380,824
Express Scripts Holding †	29,400	2,218,230
Johnson & Johnson	15,300	1,987,164
Merck & Co.	39,000	2,114,580
Pfizer	60,689	2,203,618
Quest Diagnostics	23,000	2,370,150
		16,247,503
Healthcare REITs – 0.50%
Assura	162,277	129,129
HCP	9,800	212,072
Healthcare Realty Trust	3,800	100,890
		442,091
Hotel REITs – 1.16%
Hospitality Properties Trust	4,700	119,568
MGM Growth Properties	22,100	580,125
Summit Hotel Properties	25,600	337,152
		1,036,845
Industrial REIT – 0.40%
Terreno Realty	10,600	353,086
		353,086
Industrials – 8.21%
Northrop Grumman	7,100	2,485,284
Raytheon	11,400	2,479,614
Waste Management	27,400	2,365,168
		7,330,066
Information Technology – 10.68%
CA	65,186	2,288,029
Cisco Systems	57,200	2,561,416
Intel	47,500	2,341,275
Oracle	46,300	2,346,021
		9,536,741
Information Technology REIT – 0.35%
Crown Castle International	2,800	308,168
		308,168
Mall REITs – 0.87%
GGP	12,571	266,128
Simon Property Group	3,347	513,798
		779,926
Manufactured Housing REIT – 0.14%
Sun Communities	1,400	122,584
		122,584
Materials – 2.87%
DowDuPont	32,888	2,312,026
Tarkett	6,827	248,433
		2,560,459
Multifamily REITs – 4.07%
ADO Properties 144A #	9,989	519,005
American Homes 4 Rent	6,980	133,946
Equity Residential	34,357	1,931,894
Gecina	765	133,973
Grainger	34,262	128,584
Invitation Homes	12,200	265,350
Safety Income & Growth	23,600	411,112
Vonovia	2,481	113,107
		3,636,971

(continues)     NQ-DDF [2/18] 4/18 (462820) 1

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Number of	Value
	shares	(US $)
Common Stock (continued)
Office REITs – 1.49%
alstria office REIT	15,891	$235,506
Brandywine Realty Trust	14,800	231,768
Easterly Government
Properties	45,400	864,416
		1,331,690
Self-Storage REIT – 0.55%
National Storage Affiliates
Trust	20,100	493,053
		493,053
Shopping Center REITs – 0.98%
Brixmor Property Group	19,600	304,584
First Capital Realty	7,981	124,206
Kimco Realty	10,630	159,025
Retail Properties of America	4,800	57,408
Urban Edge Properties	10,432	225,123
		870,346
Single Tenant REIT – 0.31%
STORE Capital	11,500	274,160
		274,160
Telecommunication Services – 4.59%
AT&T	56,400	2,047,320
Century Communications =†	500,000	0
Verizon Communications	43,000	2,052,820
		4,100,140
Utilities – 2.01%
American Water Works	2,400	190,464
Edison International	26,500	1,605,635
		1,796,099
Total Common Stock
(cost $60,451,494)		81,608,465

Convertible Preferred Stock – 1.41%
A Schulman 6.00% exercise
price $52.33 ψ	199	206,761
AMG Capital Trust II 5.15%
exercise price $200.00,
maturity date 10/15/37	2,953	185,522
Bank of America 7.25%
exercise price $50.00 ψ	155	198,327
El Paso Energy Capital Trust I
4.75% exercise price
$50.00, maturity date
3/31/28	5,250	249,956
Wells Fargo & Co. 7.50%
exercise price $156.71 ψ	159	202,725
Welltower 6.50% exercise
price $57.42 ψ	3,966	216,147
Total Convertible Preferred Stock
(cost $1,129,862)		1,259,438

	Principal
	amount°
Convertible Bonds – 7.05%
Capital Goods – 0.99%
Aerojet Rocketdyne Holdings 2.25%
exercise price $26.00, maturity
date 12/15/23	51,000	63,332
Cemex 3.72% exercise price
$11.01, maturity date 3/15/20	152,000	157,119
Chart Industries 144A 1.00%
exercise price $58.73, maturity
date 11/15/24 #	133,000	150,284
Kaman 144A 3.25% exercise price
$65.26, maturity date 5/1/24 #	184,000	208,275
SolarCity 1.625% exercise price
$759.35, maturity date 11/1/19	326,000	305,582
		884,592
Communications – 0.71%
Alaska Communications Systems
Group 6.25% exercise price
$10.28, maturity date 5/1/18	100,000	102,222
DISH Network
144A 2.375% exercise price
$82.22, maturity date 3/15/24 #	181,000	163,554
3.375% exercise price $65.18,
maturity date 8/15/26	115,000	115,985
Liberty Interactive 144A 1.75%
exercise price $341.10, maturity
date 9/30/46 #	173,000	200,081
Liberty Media 2.25% exercise price
$104.55, maturity date 9/30/46	49,000	51,350
		633,192
Consumer Cyclical – 0.16%
Huron Consulting Group 1.25%
exercise price $79.89, maturity
date 10/1/19	151,000	141,374
		141,374
Consumer Non-Cyclical – 1.57%
Brookdale Senior Living 2.75%
exercise price $29.33, maturity
date 6/15/18	262,000	261,017
Insulet 144A 1.375% exercise price
$93.18, maturity date 11/15/24 #	69,000	72,561

2 NQ-DDF [2/18] 4/18 (462820)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Medicines 2.75% exercise price
$48.97, maturity date 7/15/23	183,000	$171,794
Neurocrine Biosciences 144A 2.25%
exercise price $75.92, maturity
date 5/15/24 #	131,000	174,019
Pacira Pharmaceuticals 144A
2.375% exercise price $66.89,
maturity date 4/1/22 #	161,000	148,309
Spectrum Pharmaceuticals 2.75%
exercise price $10.53, maturity
date 12/15/18	40,000	83,600
Team 144A 5.00% exercise price
$21.70, maturity date 8/1/23 #	93,000	100,462
Vector Group
1.75% exercise price $22.35,
maturity date 4/15/20 ●	262,000	286,774
2.50% exercise price $14.50,
maturity date 1/15/19 ●	72,000	101,029
		1,399,565
Energy – 0.52%
Cheniere Energy 4.25% exercise
price $138.38, maturity date
3/15/45	109,000	84,480
Helix Energy Solutions Group 4.25%
exercise price $13.89, maturity
date 5/1/22	218,000	205,925
PDC Energy 1.125% exercise price
$85.39, maturity date 9/15/21	172,000	174,089
		464,494
Financials – 0.75%
Ares Capital 3.75% exercise price
$19.39, maturity date 2/1/22	200,000	202,963
Blackhawk Network Holdings
1.50% exercise price $49.83,
maturity date 1/15/22	61,000	67,725
GAIN Capital Holdings 144A 5.00%
exercise price $8.20, maturity
date 8/15/22 #	154,000	177,870
New Mountain Finance 5.00%
exercise price $15.80, maturity
date 6/15/19	212,000	217,113
		665,671
REITs – 1.06%
Blackstone Mortgage Trust
4.375% exercise price $35.67,
maturity date 5/5/22	177,000	174,376
5.25% exercise price $27.67,
maturity date 12/1/18	196,000	219,666
Spirit Realty Capital 3.75% exercise
price $12.93, maturity date
5/15/21	246,000	250,878
VEREIT 3.75% exercise price
$14.99, maturity date 12/15/20	295,000	298,149
		943,069
Technology – 1.29%
Ciena 3.75% exercise price $20.17,
maturity date 10/15/18	126,000	154,014
Electronics For Imaging 0.75%
exercise price $52.72, maturity
date 9/1/19	127,000	123,420
Knowles 3.25% exercise price
$18.43, maturity date 11/1/21	147,000	161,171
NXP Semiconductors 1.00% exercise
price $102.84, maturity date
12/1/19	47,000	60,718
PROS Holdings 2.00% exercise price
$33.79, maturity date 12/1/19	177,000	197,254
Synaptics 144A 0.50% exercise
price $73.02, maturity date
6/15/22 #	174,000	167,597
Verint Systems 1.50% exercise price
$64.46, maturity date 6/1/21	302,000	292,326
		1,156,500
Total Convertible Bonds
(cost $6,017,442)		6,288,457

Corporate Bonds – 38.89%
Automotive – 0.43%
American Tire Distributors 144A
10.25% 3/1/22 #	105,000	109,869
Goodyear Tire & Rubber 4.875%
3/15/27	275,000	271,563
		381,432
Banking – 2.03%
Ally Financial 5.75% 11/20/25	305,000	319,106
Credit Suisse Group 144A 6.25%
#µψ	200,000	210,845
Lloyds Banking Group 7.50% µψ	330,000	362,587
Popular 7.00% 7/1/19	255,000	263,925
Royal Bank of Scotland Group
8.625% µψ	400,000	443,000
UBS Group 6.875% µψ	200,000	216,882
		1,816,345
Basic Industry – 6.57%
Beacon Escrow 144A 4.875%
11/1/25 #	355,000	348,007

(continues)     NQ-DDF [2/18] 4/18 (462820) 3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
BMC East 144A 5.50% 10/1/24 #	115,000	$117,013
Boise Cascade 144A 5.625%
9/1/24 #	400,000	414,000
Builders FirstSource 144A 5.625%
9/1/24 #	170,000	173,613
Chemours 5.375% 5/15/27	190,000	190,950
FMG Resources August 2006
144A 4.75% 5/15/22 #	105,000	105,315
144A 5.125% 5/15/24 #	180,000	180,169
Freeport-McMoRan
4.55% 11/14/24	160,000	157,200
6.875% 2/15/23	320,000	346,400
Hudbay Minerals
144A 7.25% 1/15/23 #	20,000	21,350
144A 7.625% 1/15/25 #	160,000	174,800
Jeld-Wen
144A 4.625% 12/15/25 #	35,000	34,300
144A 4.875% 12/15/27 #	220,000	213,950
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	80,000	89,268
Koppers 144A 6.00% 2/15/25 #	215,000	223,063
Kraton Polymers 144A 7.00%
4/15/25 #	150,000	155,625
Lennar
4.50% 4/30/24	195,000	194,025
4.75% 5/30/25	95,000	94,881
New Gold 144A 6.25% 11/15/22 #	66,000	67,980
NOVA Chemicals
144A 5.00% 5/1/25 #	130,000	129,350
144A 5.25% 6/1/27 #	160,000	156,800
Novelis 144A 6.25% 8/15/24 #	305,000	312,625
Olin
5.00% 2/1/30	175,000	169,094
5.125% 9/15/27	195,000	192,441
PQ 144A 6.75% 11/15/22 #	125,000	132,344
PulteGroup 5.00% 1/15/27	100,000	99,750
Standard Industries 144A 5.00%
2/15/27 #	370,000	367,687
Steel Dynamics 5.00% 12/15/26	190,000	194,275
Summit Materials 8.50% 4/15/22	60,000	65,878
US Concrete 6.375% 6/1/24	260,000	277,550
WR Grace & Co.-Conn 144A
5.625% 10/1/24 #	90,000	94,837
Zekelman Industries 144A 9.875%
6/15/23 #	335,000	369,337
		5,863,877
Capital Goods – 1.92%
Ardagh Packaging Finance 144A
6.00% 2/15/25 #	240,000	246,600
Berry Global 144A 4.50%
2/15/26 #	285,000	277,875
BWAY Holding
144A 5.50% 4/15/24 #	310,000	317,750
144A 7.25% 4/15/25 #	145,000	150,075
Crown Americas 144A 4.75%
2/1/26 #	285,000	281,437
Flex Acquisition 144A 6.875%
1/15/25 #	190,000	192,731
StandardAero Aviation Holdings
144A 10.00% 7/15/23 #	85,000	92,650
TransDigm 6.375% 6/15/26	150,000	153,750
		1,712,868
Consumer Cyclical – 2.54%
AMC Entertainment Holdings
6.125% 5/15/27	185,000	180,375
Boyd Gaming 6.375% 4/1/26	440,000	463,650
GLP Capital 5.375% 4/15/26	155,000	160,619
Hilton Worldwide Finance 4.875%
4/1/27	375,000	375,937
KFC Holding 144A 5.25% 6/1/26 #	325,000	329,875
MGM Resorts International 4.625%
9/1/26	200,000	196,498
Penn National Gaming 144A
5.625% 1/15/27 #	195,000	194,025
Penske Automotive Group 5.50%
5/15/26	370,000	370,000
		2,270,979
Consumer Non-Cyclical – 1.19%
Cott Holdings 144A 5.50%
4/1/25 #	320,000	319,552
JBS USA 144A 5.75% 6/15/25 #	195,000	187,200
Post Holdings
144A 5.00% 8/15/26 #	100,000	95,250
144A 5.625% 1/15/28 #	180,000	175,500
144A 5.75% 3/1/27 #	99,000	98,010
Tempur Sealy International 5.50%
6/15/26	190,000	187,150
		1,062,662
Energy – 6.31%
Alta Mesa Holdings 7.875%
12/15/24	190,000	203,300
AmeriGas Partners 5.875%
8/20/26	240,000	241,800
Andeavor Logistics 5.25% 1/15/25	190,000	195,235
Antero Resources 5.625% 6/1/23	117,000	120,510
Cheniere Corpus Christi Holdings
5.125% 6/30/27	40,000	40,600

4 NQ-DDF [2/18] 4/18 (462820)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Cheniere Corpus Christi Holdings
5.875% 3/31/25	80,000	$84,900
7.00% 6/30/24	100,000	112,275
Chesapeake Energy
144A 8.00% 12/15/22 #	44,000	46,970
144A 8.00% 1/15/25 #	60,000	59,400
Crestwood Midstream Partners
5.75% 4/1/25	190,000	193,087
Diamondback Energy 4.75%
11/1/24	190,000	188,100
Energy Transfer Equity 5.50%
6/1/27	115,000	119,313
Genesis Energy 6.75% 8/1/22	294,000	304,217
Gulfport Energy
144A 6.375% 1/15/26 #	115,000	113,637
6.625% 5/1/23	200,000	206,500
Hilcorp Energy I
144A 5.00% 12/1/24 #	97,000	97,970
144A 5.75% 10/1/25 #	106,000	108,385
Holly Energy Partners 144A 6.00%
8/1/24 #	105,000	108,413
Laredo Petroleum 6.25% 3/15/23	205,000	208,075
Murphy Oil 6.875% 8/15/24	450,000	474,246
Murphy Oil USA 5.625% 5/1/27	385,000	394,144
Newfield Exploration 5.375%
1/1/26	275,000	285,313
NuStar Logistics 5.625% 4/28/27	160,000	158,800
Oasis Petroleum 6.875% 3/15/22	165,000	169,434
QEP Resources 5.625% 3/1/26	285,000	281,437
Southwestern Energy
4.10% 3/15/22	100,000	94,250
6.70% 1/23/25	270,000	265,950
Targa Resources Partners 5.375%
2/1/27	280,000	281,050
Transocean 144A 9.00% 7/15/23 #	170,000	183,813
Transocean Proteus 144A 6.25%
12/1/24 #	81,000	83,636
WildHorse Resource Development
6.875% 2/1/25	200,000	205,500
		5,630,260
Financials – 0.67%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #µ	200,000	218,000
E*TRADE Financial 5.875% µψ	180,000	186,750
Vantiv 144A 4.375% 11/15/25 #	200,000	194,500
		599,250
Healthcare – 2.82%
Air Medical Group Holdings 144A
6.375% 5/15/23 #	280,000	267,400
DaVita 5.00% 5/1/25	180,000	176,850
Encompass Health
5.75% 11/1/24	285,000	289,987
5.75% 9/15/25	90,000	92,025
HCA
5.375% 2/1/25	375,000	382,151
5.875% 2/15/26	100,000	103,750
7.58% 9/15/25	80,000	90,000
Hill-Rom Holdings
144A 5.00% 2/15/25 #	160,000	160,400
144A 5.75% 9/1/23 #	100,000	104,250
Hologic 144A 4.625% 2/1/28 #	160,000	154,800
inVentiv Group Holdings 144A
7.50% 10/1/24 #	79,000	84,925
MPH Acquisition Holdings 144A
7.125% 6/1/24 #	162,000	170,910
Service Corp International 4.625%
12/15/27	159,000	155,820
Tenet Healthcare
144A 5.125% 5/1/25 #	165,000	160,669
8.125% 4/1/22	115,000	121,469
		2,515,406
Insurance – 0.58%
HUB International 144A 7.875%
10/1/21 #	215,000	221,987
USIS Merger Sub 144A 6.875%
5/1/25 #	295,000	299,425
		521,412
Media – 4.25%
AMC Networks 4.75% 8/1/25	190,000	184,537
CCO Holdings
144A 5.125% 5/1/27 #	120,000	115,650
144A 5.50% 5/1/26 #	30,000	30,075
144A 5.75% 2/15/26 #	120,000	121,950
144A 5.875% 5/1/27 #	220,000	224,125
Cequel Communications Holdings I
144A 7.75% 7/15/25 #	200,000	214,000
Gray Television 144A 5.875%
7/15/26 #	270,000	268,313
Lamar Media 5.75% 2/1/26	167,000	173,471
Nexstar Broadcasting 144A 5.625%
8/1/24 #	365,000	367,737
Nielsen Co. Luxembourg 144A
5.00% 2/1/25 #	385,000	385,362
SFR Group 144A 7.375% 5/1/26 #	200,000	193,810

(continues)     NQ-DDF [2/18] 4/18 (462820) 5

Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc.

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Media (continued)
Sinclair Television Group 144A
5.125% 2/15/27 #	195,000	$188,419
Sirius XM Radio
144A 5.00% 8/1/27 #	385,000	376,222
144A 5.375% 4/15/25 #	175,000	178,281
Tribune Media 5.875% 7/15/22	170,000	174,250
UPC Holding 144A 5.50%
1/15/28 #	200,000	188,500
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	200,000	196,750
VTR Finance 144A 6.875%
1/15/24 #	200,000	209,000
		3,790,452
Services – 4.45%
Advanced Disposal Services 144A
5.625% 11/15/24 #	195,000	199,387
Aramark Services 144A 5.00%
2/1/28 #	65,000	64,919
Ashtead Capital 144A 4.375%
8/15/27 #	330,000	319,275
Avis Budget Car Rental 144A
6.375% 4/1/24 #	105,000	107,887
Covanta Holding 5.875% 7/1/25	190,000	189,525
ESH Hospitality 144A 5.25%
5/1/25 #	315,000	315,000
GEO Group
5.875% 1/15/22	500,000	515,625
5.875% 10/15/24	55,000	55,825
6.00% 4/15/26	130,000	130,201
Herc Rentals 144A 7.75% 6/1/24 #	186,000	203,614
Iron Mountain 144A 4.875%
9/15/27 #	105,000	99,487
Iron Mountain US Holdings 144A
5.375% 6/1/26 #	195,000	193,050
KAR Auction Services 144A 5.125%
6/1/25 #	95,000	95,950
Prime Security Services Borrower
144A 9.25% 5/15/23 #	523,000	570,725
Scientific Games International
10.00% 12/1/22	320,000	348,240
United Rentals North America
5.50% 5/15/27	545,000	559,170
		3,967,880
Technology & Electronics – 1.55%
CDK Global 5.00% 10/15/24	175,000	177,625
CDW Finance 5.00% 9/1/25	95,000	96,306
CommScope Technologies
144A 5.00% 3/15/27 #	195,000	190,613
CommScope Technologies
144A 6.00% 6/15/25 #	115,000	119,347
First Data 144A 5.75% 1/15/24 #	185,000	188,931
Infor US 6.50% 5/15/22	165,000	169,537
Sensata Technologies UK Financing
144A 6.25% 2/15/26 #	200,000	213,000
Solera 144A 10.50% 3/1/24 #	120,000	135,336
Symantec 144A 5.00% 4/15/25 #	95,000	97,147
		1,387,842
Telecommunications – 1.96%
CenturyLink 6.75% 12/1/23	170,000	168,300
Cincinnati Bell 144A 7.00%
7/15/24 #	107,000	101,811
CyrusOne 5.375% 3/15/27	170,000	170,850
Level 3 Financing 5.375% 5/1/25	180,000	179,100
Sprint
7.125% 6/15/24	200,000	197,375
7.875% 9/15/23	125,000	129,687
Sprint Communications 7.00%
8/15/20	136,000	142,630
T-Mobile USA
6.375% 3/1/25	75,000	79,313
6.50% 1/15/26	210,000	225,750
Zayo Group
144A 5.75% 1/15/27 #	75,000	75,563
6.375% 5/15/25	265,000	278,250
		1,748,629
Transportation – 0.21%
XPO Logistics 144A 6.125%
9/1/23 #	181,000	188,466
		188,466
Utilities – 1.41%
AES
5.50% 4/15/25	160,000	164,800
6.00% 5/15/26	25,000	26,375
Calpine
144A 5.25% 6/1/26 #	265,000	258,044
5.50% 2/1/24	100,000	94,000
5.75% 1/15/25	100,000	94,000
Dynegy 144A 8.00% 1/15/25 #	163,000	177,874
Emera 6.75% 6/15/76 µ	180,000	200,700
Enel 144A 8.75% 9/24/73 #µ	200,000	241,350
		1,257,143
Total Corporate Bonds
(cost $34,441,832)		34,714,903

6 NQ-DDF [2/18] 4/18 (462820)

	Number of	Value
	shares	(US $)
Master Limited Partnership – 0.83%
Ares Management	12,800	$312,320
Brookfield Infrastructure
Partners	10,700	431,638
Total Master Limited
Partnership (cost $351,529)		743,958

Preferred Stock – 0.70%
Bank of America 6.50% µψ	220,000	241,494
Colony NorthStar 8.50% ψ	8,300	210,405
GMAC Capital Trust I
7.624% (LIBOR03M +
5.785%) 2/15/40 ●	2,000	51,600
Washington Prime Group
6.875% 12/31/49	5,800	124,120
Total Preferred Stock
(cost $570,649)		627,619

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $44, expiration date
4/29/19 †	7,617	158
Total Warrant (cost $63)		158

	Principal
	amount°
Short-Term Investments – 3.93%
Repurchase Agreements – 3.39%
Bank of America Merrill Lynch
1.31%, dated 2/28/18, to
be repurchased on 3/1/18,
repurchase price $497,334
(collateralized by US
government obligations
1.125% – 1.25%
10/31/18 – 2/28/20; market
value $507,262)	497,316	497,316
Bank of Montreal
1.25%, dated 2/28/18, to
be repurchased on 3/1/18,
repurchase price $994,667
(collateralized by US
government obligations
0.00% – 3.625%
5/31/18 – 11/15/46; market
value $1,014,525)	994,632	994,632
BNP Paribas
1.33%, dated 2/28/18, to
be repurchased on 3/1/18,
repurchase price
$1,533,232 (collateralized
by US government
obligations
0.00% – 3.375%
10/15/19 – 2/15/46; market
value $1,563,839)	1,533,176	$1,533,176
		3,025,124
US Treasury Obligations – 0.54%≠
US Treasury Bills
1.205% 3/8/18	384,982	384,894
1.265% 3/1/18	95,762	95,762
		480,656

Total Short-Term
Investments
(cost $3,505,777)		3,505,780

Total Value of
Securities – 144.23%
(cost $106,468,648)		128,748,778

Borrowing Under Line of
Credit – (44.81%)		(40,000,000)
Liabilities Net of
Receivables and Other
Assets – 0.58%		517,960
Net Assets Applicable to
7,688,158 Shares
Outstanding – 100.00%		$89,266,738

(continues)     NQ-DDF [2/18] 4/18 (462820) 7

Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc.

____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $19,497,154,which represents 21.84% of the Fund’s net assets.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment.The rate shown reflects the fixed rate in effect at Feb. 28, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Feb. 28, 2018. For securities based on a published reference rate and spread,the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

REIT – Real Estate Investment Trust
LIBOR03M – Intercontinental Exchange London Interbank Offered Rate US Dollar 3 Month See accompanying notes.

8 NQ-DDF [2/18] 4/18 (462820)

Notes

Delaware Investments® Dividend and Income Fund, Inc.
February 28, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or

(continues)     NQ-DDF [2/18] 4/18 (462820) 9

(Unaudited)

2. Investments (continued)

duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Consumer Discretionary	$4,208,180	$—	$—	$4,208,180
Consumer Staples	6,546,710	—	—	6,546,710
Diversified REITs	477,800	116,123	—	593,923
Energy	10,133,121	—	—	10,133,121
Financials	8,906,603	—	—	8,906,603
Healthcare	16,247,503	—	—	16,247,503
Healthcare REITs	442,091	—	—	442,091
Hotel REITs	1,036,845	—	—	1,036,845
Industrial REIT	353,086	—	—	353,086
Industrials	7,330,066	—	—	7,330,066
Information Technology	9,536,741	—	—	9,536,741
Information Technology REIT	308,168	—	—	308,168
Mall REITs	779,926	—	—	779,926
Manufactured Housing REIT	122,584	—	—	122,584
Materials	2,312,026	248,433	—	2,560,459
Multifamily REITs	2,876,275	760,696	—	3,636,971
Office REITs	1,096,184	235,506	—	1,331,690
Self-Storage REIT	493,053	—	—	493,053
Shopping Center REITs	870,346	—	—	870,346
Single Tenant REIT	274,160	—	—	274,160
Telecommunication Services	4,100,140	—	—	4,100,140
Utilities	1,796,099	—	—	1,796,099
Convertible Preferred Stock[1]	867,155	392,283	—	1,259,438
Corporate Debt	—	41,003,360	—	41,003,360
Master Limited Partnership	743,958	—	—	743,958
Preferred Stock[1]	386,125	241,494	—	627,619
Short-Term Investments	—	3,505,780	—	3,505,780
Warrant	158	—	—	158
Total Value of Securities	$82,245,103	$46,503,675	$—	$128,748,778

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced instruments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Total
Convertible Preferred Stock	68.85%	31.15%	100.00%
Preferred Stock	61.52%	38.48%	100.00%

10 NQ-DDF [2/18] 4/18 (462820)

(Unaudited)

As a result of utilizing international fair value pricing at Feb. 28, 2018, a portion of the portfolio was categorized as Level 2.

During the period ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Dec. 1, 2017.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018 that would require recognition or disclosure in the Fund’s ”Schedule of investments.“

NQ-DDF [2/18] 4/18 (462820) 11

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: